Restructuring (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2011	$19,228	$443	$7,238	$26,909
Additional costs in 2012	5,456	3,055	152	8,663
Payments	(21,301)	(1,032)	(6,036)	(28,369)
Release of excess accrual	(1,084)	—	(1,217)	(2,301)
Foreign currency translation adjustment	22	—	—	22
Balance at December 31, 2012	$2,321	$2,466	$137	$4,924
Additional costs in 2013	30,799	372	8,700	39,871
Payments	(22,259)	(1,256)	(7,866)	(31,381)
Release of excess accrual	(1,312)	(1,101)	(460)	(2,873)
Foreign currency translation adjustment	233	(168)	—	65
Balance at December 31, 2013	$9,782	$313	$511	$10,606